Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Provision for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 2,108		$ 1,982		$ 1,616
Additions Changes in allowances, charges to expenses and changes to other accounts	2,045	[1]	1,899	[1]	500	[1]
Deductions	(1,539)	[2]	(1,773)	[2]	(134)	[2]
Balance at end of period	2,614		2,108		1,982
Provision for billing adjustments
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,037		2,560		4,701
Additions Changes in allowances, charges to expenses and changes to other accounts	(991)	[1]	(347)	[1]	(1,297)	[1]
Deductions	251	[2]	(176)	[2]	(844)	[2]
Balance at end of period	1,297		2,037		2,560
Transaction processing accruals - processing errors
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	5,322		5,140		5,484
Additions Changes in allowances, charges to expenses and changes to other accounts	2,803	[3]	3,763	[3]	3,891	[3]
Deductions	(6,401)	[2]	(3,581)	[2]	(4,235)	[2]
Balance at end of period	$ 1,724		$ 5,322		$ 5,140

[1]	Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustment which are recorded against revenues.
[2]	Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing accruals reflect actual billing adjustments and processing errors charged against the allowances.
[3]	Amount reflected is the change in transaction processing accruals reflected in cost of services expenses.